UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--10.1%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 3/26/15	100,000,000		100,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.23%, 4/28/15	40,000,000		39,998,700
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 2/20/15 - 4/1/15	195,000,000	a	195,000,000
Toronto Dominion Bank NY (Yankee)
0.14%, 1/15/15	200,000,000		200,000,000
Wells Fargo Bank, NA
0.25%, 1/9/15	100,000,000	b	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $634,998,700)			634,998,700
Commercial Paper--29.3%
Australia and New Zealand Banking Group Ltd.
0.25%, 1/20/15	100,000,000	a,b	100,000,000
DBS Bank Ltd./Singapore
0.23%, 1/26/15	64,000,000	a	63,989,778
Exxon Mobil Corp.
0.12%, 1/13/15	200,000,000		199,992,000
General Electric Capital Corp.
0.22%, 5/19/15	250,000,000		249,789,167
General Electric Co.
0.10%, 1/2/15	36,000,000		35,999,900
Lloyds Bank
0.05%, 1/2/15	250,000,000		249,999,653
Mitsubishi UFJ Trust and Banking Corp.
0.25%, 2/26/15	100,000,000	a	99,961,111
Oversea-Chinese Banking Corp./NY
0.23%, 5/6/15	200,000,000		199,840,278
Rabobank USA Finance Corp.
0.22%, 2/5/15	250,000,000		249,947,743
Toyota Motor Credit Corp.
0.21%, 2/18/15	150,000,000		149,958,000
United Overseas Bank Ltd.
0.23%, 3/20/15	100,000,000	a	99,950,167
Westpac Banking Corp.
0.23% - 0.24%, 1/12/15 - 1/23/15	150,000,000	a,b	150,000,000
Total Commercial Paper
(cost $1,849,427,797)			1,849,427,797
Asset-Backed Commercial Paper--5.5%
Alpine Securitization Corp.
0.23%, 3/3/15	200,000,000	a	199,922,055
Bedford Row Funding
0.24%, 6/17/15	50,000,000	a	49,944,333
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/25/15	100,000,000		99,954,166
Total Asset-Backed Commercial Paper

(cost $349,820,554)		349,820,554
Time Deposits--30.8%
Barclays Bank PLC
0.12%, 1/2/15	300,000,000	300,000,000
DZ Bank AG (Grand Cayman)
0.04%, 1/2/15	300,000,000	300,000,000
Natixis New York (Grand Cayman)
0.05%, 1/2/15	191,000,000	191,000,000
Nordea Bank Finland (Grand Cayman)
0.03%, 1/2/15	300,000,000	300,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/2/15	250,000,000	250,000,000
Standard Chartered Bank
0.05%, 1/2/15	300,000,000	300,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.05%, 1/2/15	300,000,000	300,000,000
Total Time Deposits
(cost $1,941,000,000)		1,941,000,000
Repurchase Agreements--24.3%
Bank of Nova Scotia
0.10%, dated 12/31/14, due 1/2/15 in the amount of
$200,001,111 (fully collateralized by $24,816,867
Federal Farm Credit Bank, 1.34%-3.85%, due
7/16/19-10/16/34, value $24,570,738, $49,325,229
Federal Home Loan Bank, 0%-5%, due 2/9/15-7/10/34,
value $50,245,868, $19,082,289 Federal Home Loan
Mortgage Corp., 0%-3.75%, due 11/3/15-6/27/28, value
$19,232,533, $74,958,313 Federal National Mortgage
Association, 0.50%-3.66%, due 9/9/15-5/27/33, value
$74,342,006 and $35,709,277 U.S. Treasury Notes,
1.63%, due 12/31/19, value $35,608,863)	200,000,000	200,000,000
Barclays Capital, Inc.
0.05%, dated 12/31/14, due 1/2/15 in the amount of
$182,000,506 (fully collateralized by $186,035,810
U.S. Treasury Notes, 0.38%-2%, due 4/30/16-5/15/23,
value $185,640,009)	182,000,000	182,000,000
Credit Agricole CIB
0.05%, dated 12/31/14, due 1/2/15 in the amount of
$150,000,417 (fully collateralized by $19,548,856
U.S. Treasury Bonds, 7.88%, due 2/15/21, value
$26,937,723, $48,303,469 U.S. Treasury Inflation
Protected Securities, 0.13%-1.25%, due
4/15/17-7/15/20, value $54,092,090 and $68,692,500
U.S. Treasury Notes, 1.38%-3.63%, due
9/30/18-8/15/19, value $71,970,192)	150,000,000	150,000,000
Federal Reserve Bank of New York,
0.05%, dated 12/31/14, due 1/2/15 in the amount of
$800,002,222 (fully collateralized by $566,122,600
U.S. Treasury Bonds, 4.75%, due 2/15/41, value
$800,002,282)	800,000,000	800,000,000
Merrill Lynch & Co. Inc.
0.30%, dated 10/20/14, due 2/4/15 in the amount of

$200,003,333 (fully collateralized by
Various Common Stocks, value $220,000,007)	200,000,000	c	200,000,000
Total Repurchase Agreements
(cost $1,532,000,000)			1,532,000,000
Total Investments (cost $6,307,247,051)	100.0%		6,307,247,051
Cash and Receivables (Net)	.0%		441,831
Net Assets	100.0%		6,307,688,882

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to $958,767,444 or 15.2% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of December
31, 2014 and changes periodically. The maturity date reflects early termination date.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,307,247,051
Level 3 - Significant Unobservable Inputs	-
Total	6,307,247,051

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
December 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--33.7%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.18%, 3/16/15	40,000,000		40,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/17/15	15,000,000		15,000,000
BNP Paribas (Yankee)
0.20%, 2/17/15	40,000,000		40,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.10%, 1/12/15	50,000,000		50,000,000
Standard Chartered Bank (Yankee)
0.21%, 3/2/15	40,000,000	a	40,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.18%, 1/22/15	40,000,000		40,000,000
Svenska Handelsbanken Inc (Yankee)
0.13%, 1/12/15	50,000,000	a	50,000,000
Toronto Dominion Bank NY (Yankee)
0.14%, 1/12/15	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $325,000,000)			325,000,000
Commercial Paper--8.3%
Credit Suisse New York
0.18%, 2/13/15	40,000,000		39,991,400
State Street Corp.
0.13%, 1/20/15	40,000,000		39,997,256
Total Commercial Paper
(cost $79,988,656)			79,988,656
Asset-Backed Commercial Paper--5.2%
Collateralized Commercial Paper II Co., LLC
0.20%, 2/2/15
(cost $49,991,111)	50,000,000	[a]	49,991,111
Time Deposits--11.9%
DZ Bank AG (Grand Cayman)
0.04%, 1/2/15	25,000,000		25,000,000
Lloyds Bank (London)
0.05%, 1/2/15	50,000,000		50,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/2/15	40,000,000		40,000,000
Total Time Deposits
(cost $115,000,000)			115,000,000
U.S. Government Agencies--25.2%
Federal Farm Credit Bank
0.04%, 1/12/15 - 2/11/15	225,000,000		224,992,250
Federal Home Loan Bank
0.00%, 1/2/15	18,000,000		18,000,000
Total U.S. Government Agencies
(cost $242,992,250)			242,992,250
U.S. Treasury Notes--10.4%
0.03% - 0.04%, 1/31/15

(cost $100,118,679)	100,000,000	100,118,679
Repurchase Agreement--5.2%
ABN AMRO Bank N. V.
0.10%, dated 12/31/14, due 1/2/15 in the amount of
$50,000,278 (fully collateralized by $10,547,753 U.S.
Treasury Bonds, 2.75%-4.25%, due 5/15/39-11/15/42,
value $12,004,756, $6,998,200 U.S. Treasury Inflation
Protected Securities, 0.13%-3.63%, due
1/15/18-4/15/28, value $7,823,624 and $30,884,600
U.S. Treasury Notes, 1.75%-2.63%, due
11/30/17-5/15/23, value $31,171,623)
(cost $50,000,000)	50,000,000	50,000,000
Total Investments (cost $963,090,696)	99.9%	963,090,696
Cash and Receivables (Net)	.1%	765,005
Net Assets	100.0%	963,855,701

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to $139,991,111 or 14.5% of net assets.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	963,090,696
Level 3 - Significant Unobservable Inputs	-
Total	963,090,696

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)